Consolidating Financial Statements (Unaudited)	6 Months Ended
Jun. 30, 2014
Consolidating Financial Statements of The Travelers Companies, Inc. and Subsidiaries (Unaudited) disclosure
Consolidating Financial Statements of The Travelers Companies, Inc. and Subsidiaries (Unaudited) disclosure [Text Block]

12.                                 CONSOLIDATING FINANCIAL STATEMENTS OF THE TRAVELERS COMPANIES, INC. AND SUBSIDIARIES

The following consolidating financial statements of the Company have been prepared pursuant to Rule 3-10 of Regulation S-X. These consolidating financial statements have been prepared from the Company’s financial information on the same basis of accounting as the consolidated financial statements. The Travelers Companies, Inc. has fully and unconditionally guaranteed certain debt obligations of TPC, which totaled $700 million at June 30, 2014.

Prior to the merger of TPC and SPC in 2004, TPC fully and unconditionally guaranteed the payment of all principal, premiums, if any, and interest on certain debt obligations of its wholly-owned subsidiary, Travelers Insurance Group Holdings, Inc. (TIGHI). Concurrent with the merger, The Travelers Companies, Inc. fully and unconditionally assumed such guarantee obligations of TPC. TPC is deemed to have no assets or operations independent of TIGHI.  Consolidating financial information for TIGHI has not been presented herein because such financial information would be substantially the same as the financial information provided for TPC.

CONSOLIDATING STATEMENT OF INCOME (Unaudited)

For the three months ended June 30, 2014

(in millions)	TPC	Other Subsidiaries	Travelers (2)	Eliminations	Consolidated
Revenues
Premiums	$4,020	$1,908	$—	$—	$5,928
Net investment income	472	221	2	—	695
Fee income	111	1	—	—	112
Net realized investment gains (1)	5	11	—	—	16
Other revenues	32	2	—	—	34

Total revenues	4,640	2,143	2	—	6,785

Claims and expenses
Claims and claim adjustment expenses	2,569	1,257	—	—	3,826
Amortization of deferred acquisition costs	650	315	—	—	965
General and administrative expenses	697	300	4	—	1,001
Interest expense	12	—	80	—	92

Total claims and expenses	3,928	1,872	84	—	5,884

Income (loss) before income taxes	712	271	(82)	—	901
Income tax expense (benefit)	186	60	(28)	—	218
Net income of subsidiaries	—	—	737	(737)	—

Net income	$526	$211	$683	$(737)	$683

(1)     Total other-than-temporary impairment (OTTI) for the three months ended June 30, 2014, and the amounts comprising total OTTI that were recognized in net realized investment gains and in other comprehensive income (OCI) were as follows:

(in millions)	TPC	Other Subsidiaries	Travelers (2)	Eliminations	Consolidated

Total OTTI gains (losses)	$(1)	$—	$—	$—	$(1)
OTTI losses recognized in net realized investment gains	$(1)	$—	$—	$—	$(1)
OTTI gains recognized in OCI	$—	$—	$—	$—	$—

(2)     The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING STATEMENT OF INCOME (Unaudited)

For the three months ended June 30, 2013

(in millions)	TPC	Other Subsidiaries	Travelers (2)	Eliminations	Consolidated
Revenues
Premiums	$3,804	$1,799	$—	$—	$5,603
Net investment income	457	229	1	—	687
Fee income	82	—	—	—	82
Net realized investment gains (1)	124	43	—	—	167
Other revenues	103	32	—	—	135

Total revenues	4,570	2,103	1	—	6,674

Claims and expenses
Claims and claim adjustment expenses	2,339	1,191	—	—	3,530
Amortization of deferred acquisition costs	635	315	—	—	950
General and administrative expenses	639	289	3	—	931
Interest expense	12	—	74	—	86

Total claims and expenses	3,625	1,795	77	—	5,497

Income (loss) before income taxes	945	308	(76)	—	1,177
Income tax expense (benefit)	203	77	(28)	—	252
Net income of subsidiaries	—	—	973	(973)	—

Net income	$742	$231	$925	$(973)	$925

(1)     Total other-than-temporary impairment (OTTI) for the three months ended June 30, 2013, and the amounts comprising total OTTI that were recognized in net realized investment gains and in other comprehensive income (OCI) were as follows:

(in millions)	TPC	Other Subsidiaries	Travelers (2)	Eliminations	Consolidated

Total OTTI gains (losses)	$(1)	$—	$—	$—	$(1)
OTTI losses recognized in net realized investment gains	$(1)	$(1)	$—	$—	$(2)
OTTI gains recognized in OCI	$—	$1	$—	$—	$1

(2)     The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING STATEMENT OF INCOME (Unaudited)

For the six months ended June 30, 2014

(in millions)	TPC	Other Subsidiaries	Travelers (2)	Eliminations	Consolidated
Revenues
Premiums	$7,964	$3,787	$—	$—	$11,751
Net investment income	972	456	3	—	1,431
Fee income	218	1	—	—	219
Net realized investment gains (1)	6	9	2	—	17
Other revenues	65	10	—	—	75

Total revenues	9,225	4,263	5	—	13,493

Claims and expenses
Claims and claim adjustment expenses	4,790	2,351	—	—	7,141
Amortization of deferred acquisition costs	1,285	630	—	—	1,915
General and administrative expenses	1,310	565	7	—	1,882
Interest expense	24	—	160	—	184

Total claims and expenses	7,409	3,546	167	—	11,122

Income (loss) before income taxes	1,816	717	(162)	—	2,371
Income tax expense (benefit)	507	185	(56)	—	636
Net income of subsidiaries	—	—	1,841	(1,841)	—

Net income	$1,309	$532	$1,735	$(1,841)	$1,735

(1)     Total other-than-temporary impairment (OTTI) for the six months ended June 30, 2014, and the amounts comprising total OTTI that were recognized in net realized investment gains (losses) and in other comprehensive income (OCI) were as follows:

(in millions)	TPC	Other Subsidiaries	Travelers (2)	Eliminations	Consolidated

Total OTTI gains	$(3)	$(5)	$—	$—	$(8)
OTTI losses recognized in net realized investment gains (losses)	$(5)	$(5)	$—	$—	$(10)
OTTI gains recognized in OCI	$2	$—	$—	$—	$2

(2)     The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING STATEMENT OF INCOME (Unaudited)

For the six months ended June 30, 2013

(in millions)	TPC	Other Subsidiaries	Travelers (2)	Eliminations	Consolidated
Revenues
Premiums	$7,545	$3,575	$—	$—	$11,120
Net investment income	912	442	3	—	1,357
Fee income	178	1	—	—	179
Net realized investment gains (1)	117	59	1	—	177
Other revenues	132	37	—	—	169

Total revenues	8,884	4,114	4	—	13,002

Claims and expenses
Claims and claim adjustment expenses	4,470	2,213	—	—	6,683
Amortization of deferred acquisition costs	1,272	626	—	—	1,898
General and administrative expenses	1,269	575	2	—	1,846
Interest expense	29	—	149	—	178

Total claims and expenses	7,040	3,414	151	—	10,605

Income (loss) before income taxes	1,844	700	(147)	—	2,397
Income tax expense (benefit)	452	176	(52)	—	576
Net income of subsidiaries	—	—	1,916	(1,916)	—

Net income	$1,392	$524	$1,821	$(1,916)	$1,821

(1)     Total other-than-temporary impairment (OTTI) for the six months ended June 30, 2013, and the amounts comprising total OTTI that were recognized in net realized investment gains and in other comprehensive income (OCI) were as follows:

(in millions)	TPC	Other Subsidiaries	Travelers (2)	Eliminations	Consolidated

Total OTTI gains (losses)	$(4)	$3	$—	$—	$(1)
OTTI losses recognized in net realized investment gains	$(5)	$(2)	$—	$—	$(7)
OTTI gains recognized in OCI	$1	$5	$—	$—	$6

(2)     The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (Unaudited)

For the three months ended June 30, 2014

(in millions)	TPC	Other Subsidiaries	Travelers (1)	Eliminations	Consolidated

Net income	$526	$211	$683	$(737)	$683

Other comprehensive income:
Changes in net unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income	359	155	4	—	518
Having credit losses recognized in the consolidated statement of income	2	(1)	—	—	1
Net changes in benefit plan assets and obligations	—	—	15	—	15
Net changes in unrealized foreign currency translation	51	46	—	—	97
Other comprehensive income before income taxes and other comprehensive income of subsidiaries	412	200	19	—	631
Income tax expense	129	61	6	—	196
Other comprehensive income net of taxes, before other comprehensive income of subsidiaries	283	139	13	—	435
Other comprehensive income of subsidiaries	—	—	422	(422)	—
Other comprehensive income	283	139	435	(422)	435
Comprehensive income	$809	$350	$1,118	$(1,159)	$1,118

(1)     The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS) (Unaudited)

For the three months ended June 30, 2013

(in millions)	TPC	Other Subsidiaries	Travelers (1)	Eliminations	Consolidated

Net income	$742	$231	$925	$(973)	$925

Other comprehensive income (loss):
Changes in net unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income	(1,282)	(509)	1	—	(1,790)
Having credit losses recognized in the consolidated statement of income	(2)	(3)	—	—	(5)
Net changes in benefit plan assets and obligations	—	1	25	—	26
Net changes in unrealized foreign currency translation	(51)	(22)	—	—	(73)
Other comprehensive income (loss) before income taxes and other comprehensive loss of subsidiaries	(1,335)	(533)	26	—	(1,842)
Income tax expense (benefit)	(462)	(183)	9	—	(636)
Other comprehensive income (loss), net of taxes, before other comprehensive loss of subsidiaries	(873)	(350)	17	—	(1,206)
Other comprehensive loss of subsidiaries	—	—	(1,223)	1,223	—
Other comprehensive loss	(873)	(350)	(1,206)	1,223	(1,206)
Comprehensive loss	$(131)	$(119)	$(281)	$250	$(281)

(1)     The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (Unaudited)

For the six months ended June 30, 2014

(in millions)	TPC	Other Subsidiaries	Travelers (1)	Eliminations	Consolidated

Net income	$1,309	$532	$1,735	$(1,841)	$1,735

Other comprehensive income:
Changes in net unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income	750	301	4	—	1,055
Having credit losses recognized in the consolidated statement of income	9	(6)	—	—	3
Net changes in benefit plan assets and obligations	—	—	30	—	30
Net changes in unrealized foreign currency translation	26	28	—	—	54
Other comprehensive income before income taxes and other comprehensive income of subsidiaries	785	323	34	—	1,142
Income tax expense	272	106	12	—	390
Other comprehensive income, net of taxes, before other comprehensive income of subsidiaries	513	217	22	—	752
Other comprehensive income of subsidiaries	—	—	730	(730)	—
Other comprehensive income	513	217	752	(730)	752
Comprehensive income	$1,822	$749	$2,487	$(2,571)	$2,487

(1)     The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (Unaudited)

For the six months ended June 30, 2013

(in millions)	TPC	Other Subsidiaries	Travelers (1)	Eliminations	Consolidated

Net income	$1,392	$524	$1,821	$(1,916)	$1,821

Other comprehensive income (loss):
Changes in net unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income	(1,597)	(576)	7	—	(2,166)
Having credit losses recognized in the consolidated statement of income	5	(1)	—	—	4
Net changes in benefit plan assets and obligations	1	3	50	—	54
Net changes in unrealized foreign currency translation	(61)	(108)	—	—	(169)
Other comprehensive income (loss) before income taxes and other comprehensive loss of subsidiaries	(1,652)	(682)	57	—	(2,277)
Income tax expense (benefit)	(570)	(211)	20	—	(761)
Other comprehensive income (loss), net of taxes, before other comprehensive loss of subsidiaries	(1,082)	(471)	37	—	(1,516)
Other comprehensive loss of subsidiaries	—	—	(1,553)	1,553	—
Other comprehensive loss	(1,082)	(471)	(1,516)	1,553	(1,516)
Comprehensive income	$310	$53	$305	$(363)	$305

(1)     The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING BALANCE SHEET (Unaudited)

At June 30, 2014

(in millions)	TPC	Other Subsidiaries	Travelers (1)	Eliminations	Consolidated
Assets
Fixed maturities, available for sale, at fair value (amortized cost $61,841)	$44,292	$20,251	$40	$—	$64,583
Equity securities, available for sale, at fair value (cost $648)	302	541	137	—	980
Real estate investments	55	899	—	—	954
Short-term securities	1,516	539	1,763	—	3,818
Other investments	2,607	998	1	—	3,606
Total investments	48,772	23,228	1,941	—	73,941
Cash	167	143	1	—	311
Investment income accrued	483	223	4	—	710
Premiums receivable	4,400	2,189	—	—	6,589
Reinsurance recoverables	6,250	3,258	—	—	9,508
Ceded unearned premiums	637	125	—	—	762
Deferred acquisition costs	1,621	258	—	—	1,879
Contractholder receivables	3,264	1,107	—	—	4,371
Goodwill	2,619	1,015	—	—	3,634
Other intangible assets	234	94	—	—	328
Investment in subsidiaries	—	—	29,105	(29,105)	—
Other assets	2,180	90	508	—	2,778
Total assets	$70,627	$31,730	$31,559	$(29,105)	$104,811
Liabilities
Claims and claim adjustment expense reserves	$33,569	$17,287	$—	$—	$50,856
Unearned premium reserves	8,301	3,788	—	—	12,089
Contractholder payables	3,264	1,107	—	—	4,371
Payables for reinsurance premiums	224	173	—	—	397
Deferred taxes	109	73	57	—	239
Debt	692	—	5,655	—	6,347
Other liabilities	3,899	753	328	—	4,980
Total liabilities	50,058	23,181	6,040	—	79,279
Shareholders’ equity
Common stock (1,750.0 shares authorized; 339.0 shares issued and outstanding)	—	390	21,694	(390)	21,694
Additional paid-in capital	11,634	6,502	—	(18,136)	—
Retained earnings	7,655	1,017	25,649	(8,659)	25,662
Accumulated other comprehensive income	1,280	640	1,562	(1,920)	1,562
Treasury stock, at cost (419.5 shares)	—	—	(23,386)	—	(23,386)
Total shareholders’ equity	20,569	8,549	25,519	(29,105)	25,532
Total liabilities and shareholders’ equity	$70,627	$31,730	$31,559	$(29,105)	$104,811

(1)     The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING BALANCE SHEET (Unaudited)

At December 31, 2013

(in millions)	TPC	Other Subsidiaries	Travelers (1)	Eliminations	Consolidated
Assets
Fixed maturities, available for sale, at fair value (amortized cost $62,196)	$43,720	$20,199	$37	$—	$63,956
Equity securities, available for sale, at fair value (cost $686)	329	484	130	—	943
Real estate investments	33	905	—	—	938
Short-term securities	1,867	492	1,523	—	3,882
Other investments	2,450	990	1	—	3,441
Total investments	48,399	23,070	1,691	—	73,160
Cash	137	154	3	—	294
Investment income accrued	499	231	4	—	734
Premiums receivable	4,124	2,001	—	—	6,125
Reinsurance recoverables	6,292	3,421	—	—	9,713
Ceded unearned premiums	712	89	—	—	801
Deferred acquisition costs	1,570	234	—	—	1,804
Deferred taxes	279	86	(62)	—	303
Contractholder receivables	3,179	1,149	—	—	4,328
Goodwill	2,619	1,015	—	—	3,634
Other intangible assets	250	101	—	—	351
Investment in subsidiaries	—	—	28,616	(28,616)	—
Other assets	2,010	357	198	—	2,565
Total assets	$70,070	$31,908	$30,450	$(28,616)	$103,812
Liabilities
Claims and claim adjustment expense reserves	$33,506	$17,389	$—	$—	$50,895
Unearned premium reserves	8,188	3,662	—	—	11,850
Contractholder payables	3,179	1,149	—	—	4,328
Payables for reinsurance premiums	127	171	—	—	298
Debt	692	—	5,654	—	6,346
Other liabilities	4,109	1,180	10	—	5,299
Total liabilities	49,801	23,551	5,664	—	79,016
Shareholders’ equity
Common stock (1,750.0 shares authorized; 353.5 shares issued and outstanding)	—	390	21,500	(390)	21,500
Additional paid-in capital	11,634	6,502	—	(18,136)	—
Retained earnings	7,868	1,042	24,281	(8,900)	24,291
Accumulated other comprehensive income	767	423	810	(1,190)	810
Treasury stock, at cost (401.5 shares)	—	—	(21,805)	—	(21,805)
Total shareholders’ equity	20,269	8,357	24,786	(28,616)	24,796
Total liabilities and shareholders’ equity	$70,070	$31,908	$30,450	$(28,616)	$103,812

(1)     The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING STATEMENT OF CASH FLOWS (Unaudited)

For the six months ended June 30, 2014

(in millions)	TPC	Other Subsidiaries	Travelers (1)	Eliminations	Consolidated
Cash flows from operating activities
Net income	$1,309	$532	$1,735	$(1,841)	$1,735
Net adjustments to reconcile net income to net cash provided by operating activities	(154)	(317)	305	(241)	(407)
Net cash provided by operating activities	1,155	215	2,040	(2,082)	1,328

Cash flows from investing activities
Proceeds from maturities of fixed maturities	3,005	1,909	1	—	4,915
Proceeds from sales of investments:
Fixed maturities	415	369	1	—	785
Equity securities	57	34	4	—	95
Real estate investments	—	5	—	—	5
Other investments	196	142	—	—	338
Purchases of investments:
Fixed maturities	(3,399)	(2,046)	(4)	—	(5,449)
Equity securities	(3)	(32)	(5)	—	(40)
Real estate investments	(21)	(15)	—	—	(36)
Other investments	(154)	(72)	—	—	(226)
Net sales (purchases) of short-term securities	347	(47)	(240)	—	60
Securities transactions in course of settlement	113	91	—	—	204
Acquisitions, net of cash acquired	(9)	(3)	—	—	(12)
Other	(147)	(5)	—	—	(152)
Net cash provided by (used in) investing activities	400	330	(243)	—	487

Cash flows from financing activities
Dividends paid to shareholders	—	—	(365)	—	(365)
Issuance of common stock — employee share options	—	—	122	—	122
Treasury stock acquired — share repurchase authorization	—	—	(1,525)	—	(1,525)
Treasury stock acquired — net employee share-based compensation	—	—	(55)	—	(55)
Excess tax benefits from share-based payment arrangements	—	—	24	—	24
Dividends paid to parent company	(1,525)	(557)	—	2,082	—
Net cash used in financing activities	(1,525)	(557)	(1,799)	2,082	(1,799)

Effect of exchange rate changes on cash	—	1	—	—	1
Net increase (decrease) in cash	30	(11)	(2)	—	17
Cash at beginning of year	137	154	3	—	294
Cash at end of period	$167	$143	$1	$—	$311
Supplemental disclosure of cash flow information
Income taxes paid (received)	$570	$205	$(48)	$—	$727
Interest paid	$24	$—	$159	$—	$183

(1)     The Travelers Companies, Inc., excluding its subsidiaries.

CONSOLIDATING STATEMENT OF CASH FLOWS (Unaudited)

For the six months ended June 30, 2013

(in millions)	TPC	Other Subsidiaries	Travelers (1)	Eliminations	Consolidated
Cash flows from operating activities
Net income	$1,392	$524	$1,821	$(1,916)	$1,821
Net adjustments to reconcile net income to net cash provided by operating activities	(807)	37	(1,148)	1,349	(569)
Net cash provided by operating activities	585	561	673	(567)	1,252

Cash flows from investing activities
Proceeds from maturities of fixed maturities	2,570	1,330	1	—	3,901
Proceeds from sales of investments:
Fixed maturities	300	267	5	—	572
Equity securities	18	32	—	—	50
Other investments	224	157	—	—	381
Purchases of investments:
Fixed maturities	(3,062)	(1,419)	(7)	—	(4,488)
Equity securities	(15)	(24)	(1)	—	(40)
Real estate investments	—	(59)	—	—	(59)
Other investments	(150)	(59)	—	—	(209)
Net sales (purchases) of short-term securities	(182)	78	185	—	81
Securities transactions in course of settlement	59	1	—	—	60
Other	(155)	(2)	—	—	(157)
Net cash provided by (used in) investing activities	(393)	302	183	—	92

Cash flows from financing activities
Payment of debt	(500)	—	—	—	(500)
Dividends paid to shareholders	—	—	(366)	—	(366)
Issuance of common stock — employee share options	—	—	139	—	139
Treasury stock acquired — share repurchase authorization	—	—	(600)	—	(600)
Treasury stock acquired — net employee share-based compensation	—	—	(59)	—	(59)
Excess tax benefits from share-based payment arrangements	—	—	29	—	29
Capital contributions	500	—	—	(500)	—
Dividends paid to parent company	(217)	(850)	—	1,067	—
Net cash used in financing activities	(217)	(850)	(857)	567	(1,357)

Effect of exchange rate changes on cash	—	(9)	—	—	(9)
Net increase (decrease) in cash	(25)	4	(1)	—	(22)
Cash at beginning of year	177	151	2	—	330
Cash at end of period	$152	$155	$1	$—	$308
Supplemental disclosure of cash flow information
Income taxes paid (received)	$479	$178	$(162)	$—	$495
Interest paid	$36	$—	$148	$—	$184

(1)     The Travelers Companies, Inc., excluding its subsidiaries.